Investments in Associates and Joint Ventures - Condensed Financial Information of Joint Ventures (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of joint ventures [line items]
Current assets	₩ 6,201,799	₩ 5,996,628
Cash and cash equivalents	1,457,735	1,505,242	₩ 768,922	₩ 834,429
Non-current assets	27,226,870	25,301,035
Current liabilities	7,109,123	6,444,099
Non-current liabilities	8,290,351	8,737,134
Revenue	17,552,010	17,158,364	17,167,669
Depreciation and amortization	(3,097,466)	(2,941,886)	(2,845,295)
Interest income	366,561	575,050	103,900
Interest expense	(299,100)	(290,454)	(297,662)
Income tax benefit	(745,654)	(436,038)	(519,480)
Loss for the year	2,657,595	1,660,101	1,515,885
Total comprehensive income (loss)	2,656,582	1,412,770	1,517,720
Dogus Planet, Inc. [member]
Disclosure of joint ventures [line items]
Current assets	39,656	46,433
Cash and cash equivalents	25,818	45,839
Non-current assets	21,159	20,218
Current liabilities	32,622	26,417
Accounts payable, other payables and provision	2,743	1,971
Non-current liabilities	212	72
Revenue	82,791	53,864	38,944
Depreciation and amortization	(6,152)	(5,299)	(5,318)
Interest income	781	394	465
Interest expense	(4)	(2,139)
Loss for the year	(4,535)	(22,017)	(32,713)
Total comprehensive income (loss)	(4,535)	(22,017)	(32,713)
PT. Melon Indonesia [Member]
Disclosure of joint ventures [line items]
Revenue			17,094
Depreciation and amortization			(132)
Interest income			288
Loss for the year			1,853
Total comprehensive income (loss)			1,853
PT XL planet digital [member]
Disclosure of joint ventures [line items]
Current assets		20,077
Cash and cash equivalents		14,985
Non-current assets		50,765
Current liabilities		14,513
Accounts payable, other payables and provision		10,306
Non-current liabilities		1,305
Revenue		9,492	5,536
Depreciation and amortization		(940)	(2,746)
Interest income		267	525
Income tax benefit		51	7,025
Loss for the year		(49,438)	(21,381)
Total comprehensive income (loss)		(49,438)	₩ (21,381)
Finnq Co. Ltd. [member]
Disclosure of joint ventures [line items]
Current assets	32,232	48,699
Cash and cash equivalents	4,590	48,408
Non-current assets	15,610	673
Current liabilities	5,685	138
Accounts payable, other payables and provision	2,290	15
Non-current liabilities	13,862	784
Depreciation and amortization	(1,077)	(12)
Interest income	532	182
Interest expense	(276)
Loss for the year	(15,699)	(829)
Total comprehensive income (loss)	₩ (15,699)	₩ (829)